Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Property Plant and Equipment [Line Items]
Total assets in service	$ 18,238	$ 17,056	$ 18,735
Less accumulated depreciation	6,125	5,725	6,332
Net of accumulated depreciation	12,113	11,331	12,403
Construction work in progress	335	556	359
Held for future use	15	15	15
Property, plant and equipment - net	12,463	11,902	$ 12,777
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 10,423	$ 10,055
Composite depreciation rate	4.10%	4.10%
Avg. life	24 years 7 months 6 days	24 years 7 months 6 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 6,861	$ 6,133
Composite depreciation rate	2.80%	2.80%
Avg. life	35 years 8 months 12 days	35 years 8 months 12 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 954	$ 868
Composite depreciation rate	9.20%	9.20%
Avg. life	10 years 10 months 24 days	10 years 10 months 24 days